THE SUPPLEMENT BELOW WAS INADVERTENTLY TRANSMITTED UNDER AN INCORRECT FUND NAME, CIK AND CCC (SUBMISSION #0000950136-04-006122, AND IS NOT APPLICABLE TO MORGAN STANLEY VARIABLE INVESTMENT SERIES.

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                                                           January 15, 2004
                                                                  SUPPLEMENT
[MORGAN STANLEY LOGO OMITTED]

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                       SUPPLEMENT DATED JANUARY 15, 2004

                             TO THE PROSPECTUS OF

               MORGAN STANLEY SELECT DIMENSION INVESTMENT SERIES

                              Class X and Class Y

                               Dated May 1, 2003


   The section of the Prospectus titled "Portfolio Management" hereby is revised as follows:


         The Balanced Growth Portfolio -- The equity portion of the Portfolio is managed by the Equity Income team. Current members of the Equity Income team include James A. Gilligan, a Managing Director of the Investment Manager, James O. Roeder, an Executive Director of the Investment Manager, Thomas Bastian and Sergio Marchelli, Vice Presidents of the Investment Manager, and Vincent E. Vizachero, a Senior Associate of the Investment Manager. The fixed-income portion of the Portfolio is managed by the Taxable Fixed-Income team.

         The American Opportunities Portfolio -- The Portfolio is managed by the Sector Rotation team. Current members of the team include Michelle Kaufman, Managing Director of the Investment Manager and Alison E. Williams, Executive Director of the Investment Manager.

         The Capital Opportunities Portfolio -- The Portfolio is managed by the Small/Mid-Cap Growth team. Current members of the team include Dennis Lynch, a Managing Director of the Investment Manager, and David Cohen, an Executive Director of the Investment Manager.

                                                                February 2, 2004




EDGAR and Information Analysis
Securities and Exchange Commission
450 Fifth Street NW
Washington, D.C.
Ph:      (202) 942-2940
Fax:     (202) 628-9002

RE:      ERRONEOUS 497 FILING
         MORGAN STANLEY VARIABLE INVESTMENT SERIES
         0000716716
         1/20/04 16:14
         0000950136-04-000122


Dear Sir/Madam:

The EDGAR filing noted above was inadvertently transmitted under an incorrect fund name, CIK and CCC. The error was corrected in a subsequent filing under the correct fund name, CIK and CCC.

If you have any questions or if there is any additional information that you require in order to process this request, please feel free to contact me at
(212) 762-5198.



                                                          Sincerely,
                                                      /s/ Joanne Doldo
                                                          ------------
                                                          Joanne Doldo
                                                          Assistant Secretary